10. Investment in associate and investment at FVTPL (Tables)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Schedule of investment in associate and investment
Investment at FVTPL
$
Balance, August 31, 2021	2,629,851
Balance, August 31, 2022	2,629,851

	Investment in associate	Investment at FVTPL
	$	$

Balance, August 31, 2020	2,052,008	-
Share of loss in One Up	(103,930)	-
Discontinue use of equity method on retained interest in former associate	(1,948,078)	2,048,039
Change in fair value of investment at FVTPL	-	581,812
Balance, August 31, 2021	-	2,629,851